Document and Entity Information Document	Aug. 06, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 06, 2019
Entity Registrant Name	R1 RCM Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34746
Entity Tax Identification Number	02-0698101
Entity Address, Address Line One	401 North Michigan Avenue
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	312
Local Phone Number	324-7820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001472595
Amendment Flag	false